Right-of-Use Assets	12 Months Ended
Jun. 30, 2024
Right-of-Use Assets [Abstract]
Right-of-use assets

Note 18. Right-of-use assets

	Consolidated
	30 June 2024	30 June 2023
	$	$
Non-current assets
Right-of-use assets	-	60,006
Less: Accumulated depreciation	-	(50,005)
	-	10,001

The Consolidated Entity leases a building for its office space under an agreement which expired on 1 November 2023 and hence the balance is nil as at 30 June 2024 (total rental payable as at 30 June, 2023 was $11,896). The Consolidated Entity had a short-term lease for its office space at 30 June 2024, which is renewed on a monthly basis.

Refer note 33 for further information on related party.